Note 7 - Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2021	2020

Gain on disposal of business	$(12,518)	$-
Gain on sale of building asset	(7,291)	-
Other income	(3,590)	(361)
	$(23,399)	$(361)